25. Shareholders' Equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EquityAbstractLineItems [Line Items]
Number of shares issued	3,137,706,967
Number of shares reduced	155,618	155,618
Authorized capital stock	R$ 6,000,000
Treasury shares	R$ 62,215	R$ 102,543
Market value of treasury shares	R$ 24.94	R$ 36.80
Subscribed capital fully paid-up	R$ 3,009,436
Preferred Shares [member]
EquityAbstractLineItems [Line Items]
Number of shares issued	274,024,257
Common Share [member]
EquityAbstractLineItems [Line Items]
Number of shares issued	2,863,682,710
Treasury shares [member]
EquityAbstractLineItems [Line Items]
Treasury shares	R$ 1,824,034	R$ 3,006,390